Supplement to Combined Prospectus
                                       of
                         THE WRIGHT MANAGED EQUITY TRUST
                         THE WRIGHT MANAGED INCOME TRUST

                              dated May 1, 2009




Effective as of the date of this supplement, the above Prospectus is revised as follows to reflect portfolio management changes:

The disclosure relating to the Investment Committee on page 17 of the Prospectus is replaced by the following:

         Committee Member               Title                                                   Joined Wright in
----------------------------------------------------------------------------------------------------------------------------------
         Peter M. Donovan, CFA          President, Chairman and Chief Executive Officer               1966
                                        and Chairman of the Investment Committee
         Judith R. Corchard             Executive Vice President                                      1960
         Michael F. Flament, CFA        Senior Vice President - Investment and Economic Analysis      1972
         Amit S. Khandwala              Executive Vice President - Fixed Income Investments           1986
         Michael Loura                  Vice President - U.S. Equity Management                       2006
         Anuradha Prabhu, CFA           Vice President - Investment Research                          2003
         Anthony van Daalen, CFA        Executive Vice President - Head of Fixed Income Investments   2002
-----------------------------------------------------------------------------------------------------------------------------------



The disclosure under "Portfolio Managers" relating to Wright Selected Blue Chip Equities Fund on page 17 of the Prospectus is replaced by the following:

The Wright Selected Blue Chip Equities Fund is managed by Amit S. Khandwala and Anuradha Prabhu, CFA. Mr. Khandwala has been one of the persons primarily responsible for the day-to-day management of the Fund's portfolio since August 2008. Ms. Prabhu became one of the managers of the Fund effective June 8, 2009.

Mr. Khandwala was Senior Vice President of Wright Investors' Service, the Fund's Adviser, from 1997 to 2004 when he became an Executive Vice President He joined Wright in 1986 and has 21 years of investment experience.

Ms. Prabhu joined Wright as an Analyst in 2003. She became a Vice President in 2007 and has 8 years of investment experience.


The disclosure under "Portfolio Managers" relating to Wright Major Blue Chip Equities Fund on page 18 of the Prospectus is replaced by the following:

The Wright Major Blue Chip Equities Fund is managed by Amit S. Khandwala and Anuradha Prabhu, CFA effective June 8, 2009. Mr. Khandwala was Senior Vice President of Wright Investors' Service, the Fund's Adviser, from 1997 to 2004 when he became an Executive Vice President. He joined Wright in 1986 and has 21 years of investment experience.

Ms. Prabhu joined Wright as an Analyst in 2003. She became a Vice President in 2007 and has 8 years of investment experience.

The disclosure relating to Wright Current Income Fund on page 18 of the Prospectus is replaced by the following:

The Wright Current Income Fund is managed by M. Anthony E. van Daalen, CFA effective June 8, 2009. Mr. van Daalen was Senior Vice President of Wright Investors' Service, the Fund's Adviser, from 2002 to 2004 when he became an Executive Vice President. He joined Wight in 2002 and has 25 years of investment experience.

June 15, 2009

           Supplement to Combined Statement of Additional Information
                                       of

                         THE WRIGHT MANAGED EQUITY TRUST
                         THE WRIGHT MANAGED INCOME TRUST

                                dated May 1, 2009

Effective as of the date of this supplement, the above Statement of Additional Information is revised as follows to relect portfolio management changes:

The paragraph relating to the portfolio managers on page 15 of the Statement of Additional Information is replaced by the following:

The portfolio managers responsible for the day-to-day management of each Fund are: Anthony van Daalen for the Wright Current Income Fund and the Wright Total Return Bond Fund, Amit S. Khandwala for the Wright International Blue Chip Fund and Amit S. Khandwala and Anuradha Prabhu for the Wright Selected Blue Chip Fund and the Wright Major Blue Chip Fund. Each Manager is a member of Wright's investment Committee that controls the investment process. Each manager also has the responsibility for managing portfolios for other clients of the Adviser.

The table below shows the number of accounts each portfolio manager managed and the total assets in the accounts in each listed category at the end of December 2008. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

                                                                                    Number of Accounts   Total Assets Paying
                                             Number of           Total Assets            Paying a         a Performance Fee
                                             Accounts                Mil$             Performance Fee           Mil$
------------------------------------------------------------------------------------------------------------------------------------

WRIGHT CURRENT INCOME FUND
Anthony van Daalen

Registered Investment Companies                  1                    38.8                   0                    0
Other Accounts                                   0                     0                     0                    0


WRIGHT INTERNATIONAL BLUE CHIP FUND
Amit S. Khandwala

Registered Investment Companies                  1                   67.1                    0                    0
Other Accounts                                   1                    22.2                   0                    0


WRIGHT MAJOR BLUE CHIP FUND
Amit S. Khandwala & Anuradha Prabhu

Registered Investment Companies                  1                   32.5                    0                    0
Other Accounts                                  12                  103.3                    0                    0


WRIGHT SELECTED BLUE CHIP FUND
Amit S. Khandwala & Anuradha Prabhu

Registered Investment Companies                  1                   13.4                    0                    0
Other Accounts                                   2                    1.3                    0                    0


WRIGHT TOTAL RETURN BOND FUND
Anthony van Daalan

Registered Investment Companies                  1                   23.3                    0                    0
Other Accounts                                   8                  170.8                    0                    0


The following table shows the dollar range of shares of a fund beneficially owned by a Portfolio Manager of a fund and in all Wright Managed Funds as of December 31, 2008:

                                                        Dollar Range                       Aggregate Dollar Range of
  Fund Name and                                      of Securities Owned           Securities Owned in all Registered Funds
       Portfolio Manager                                 in the Fund                      in the Wright Managed Funds
------------------------------------------------------------------------------------------------------------------------------------

  WSBC

       Amit S. Khandwala                              $ 10,001-$ 50,000                             Over $100,000
       Anuradha Prabhu                                              $ 0                                       $ 0

  WMBC

       Amit S. Khandwala                              $ 10,001-$ 50,000                             Over $100,000
       Anuradha Prabhu                                              $ 0                                       $ 0

  WIBC

       Amit S. Khandwala                                  Over $100,000                             Over $100,000

  WCIF

       Anthony van Daalen                             $ 10,001-$ 50,000                             Over $100,000

  WTRB

       Anthony van Daalen                             $ 10,001-$ 50,000                             Over $100,000




June 15, 2009